CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS
PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933
FILE NUMBER: 333-193627 and 811-21438
REGISTERED SEPARATE ACCOUNT: The Guardian Separate Account R (The Guardian Investor ProFreedom Variable AnnuitySM (C Share))
In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:
(1)
The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-4 filed by the registrant, and
(2)
The text of the most recent post-effective amendment to the registration statement filed on form N-4 has been filed electronically.
Signatures
The Guardian Separate Account R and The Guardian Insurance & Annuity Company, Inc. have caused this Certification to be signed on their behalf.
The Guardian Separate Account R, Registered Separate Account
*By:	/s/ Keith Namiot*	Date: May 5, 2026
Keith Namiot
President of The Guardian Insurance & Annuity Company, Inc.
The Guardian Insurance & Annuity Company, Inc., Insurance Company
*By:	/s/ Keith Namiot*	Date: May 5, 2026
Keith Namiot
President of The Guardian Insurance & Annuity Company, Inc.

*By:	/s/ Patrick D. Ivkovich	Date: May 5, 2026
Patrick D. Ivkovich
Attorney-In-Fact Pursuant to Power of Attorney